SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - John Deere Tax Deferred Savings Plan for Wage Employees	12 Months Ended
Oct. 31, 2025
Summary Of Significant Accounting Policies
Participant Accounts, Policy

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, employer contributions, Plan earnings/losses (based on each participant’s investment elections) and charged with withdrawals and administrative expenses. Participants are immediately vested in their contributions and allocated earnings or losses. The Company contributory matching contributions and allocated earnings or losses related to matching are vested after a participant has three years of service with the Company. The benefit to which a participant is entitled is one that can be provided from the participant’s vested account balance.

Basis of Accounting, Policy	The Plan’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates, Policy

The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Contributions, Policy	Employee and employer contributions are recorded in the year in which the employer makes the payroll deductions from the participant’s earnings.
Risks and Uncertainties, Policy

The Plan utilizes various investment instruments, including mutual funds, common collective trusts, common stock, fixed income securities, and investment contracts. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Market risks include global events which could impact the value of investment securities. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the value of the participants’ account balances, and the amounts reported in the financial statements.

The Plan’s exposure to a concentration of credit risk is limited by the diversification of investments across participant-directed fund elections. Additionally, the investments within each investment fund option are further diversified into varied financial instruments, with the exception of the Deere & Company Common Stock Fund. The Deere & Company Common Stock Fund represents 8 and 9 percent of the Master Trust total investments at fair value at October 31, 2025 and 2024, respectively. The Fidelity Growth Fund represents 19 and 18 percent of the Master Trust total investments at fair value at October 31, 2025 and 2024, respectively. The S&P 500 Stock Index Class F Fund represents 11 percent of the Master Trust total investments at fair value at October 31, 2025 and 2024. The Deere & Company Common Stock Fund represents 12 percent of the Plan’s total investments at fair value at October 31, 2025. The Fidelity Growth Fund represents 15 percent of the Plan’s total investments at fair value at October 31, 2025.

Valuation of Investments, Policy

Investments are stated at fair value except for the Blended Interest Fund, which is recorded at contract value.

Deere & Company Common Stock Fund – Fair value is based on the Company’s common stock closing price reported on the New York Stock Exchange on the last business day of the fiscal year. The Deere & Company Common Stock Fund is maintained on a unit value basis and includes a money market fund for liquidity purposes. Therefore, the net asset value of the fund (the “unit price”) will, generally, be different from the closing price of the underlying stock on the New York Stock Exchange. The individual assets of the stock fund are considered separately for accounting, auditing, and financial statement reporting purposes. The number of units and related net asset value per unit in dollars as of October 31, 2025 and 2024 for the fund are as follows:

	Master Trust	Plan	Net Asset
	Units	Units	Value
	Outstanding	Outstanding	Per Unit

October 31, 2025	1,754,472	385,751	$ 657.24
October 31, 2024	1,930,209	412,454	$ 576.83

Mutual Funds – The mutual funds are valued at quoted market prices which represent the net asset value of shares held by the Plan on the last business day of the fiscal year.

Blended Interest Fund – The Blended Interest Fund is invested in synthetic guaranteed investment contracts (“GICs”) as described in Note 3 and is measured at contract value. Contract value represents contributions made to the Fund, plus credited earnings, less participant withdrawals.

Fidelity BrokerageLink Accounts – The BrokerageLink accounts are valued at the closing net asset values of the mutual funds comprising the account.

International Equity Fund – The fund is a separately managed fund for the benefit of the Master Trust only and has an underlying portfolio of multiple Common Collective Trust Funds.

U.S. Equity Fund – The fund is a separately managed fund for the benefit of the Master Trust only and has an underlying portfolio of multiple Common Collective Trust Funds and a separate account that invests in U.S. equity securities.

Common Collective Trust Funds – These funds are valued at redemption price which is based on the fund’s net asset value using the asset value per share practical expedient for the units held by the

Plan on the last business day of the fiscal year, as determined by the issuers of the funds based on the fair value of the underlying investments.

Purchases and sales of securities are recorded on a trade-date basis.

Interest on bank and insurance contracts in the Blended Interest Fund and mutual funds is accrued daily and credited to the funds at the end of each month. Dividends are accrued in the Deere & Company Common Stock Fund as of the ex-dividend date and are reflected as an increase in the fund’s net asset value on that day. Dividends in other funds are recorded on the ex-dividend date and are allocated to participants’ accounts on that day. Earnings, net of management fees and operating expenses, including unrealized appreciation or depreciation in market value of investments, are allocated daily among participants based on the ratio of their respective account balances as of the close of the preceding day.

Net Transfers to Affiliate Plan, Policy

Net transfers represent assets transferred between the Plan and the John Deere Savings and Investment Plan during the year ended October 31, 2025. The Plan permits participants’ accounts to transfer as their plan participation and eligibility follows their employment status within the Company.

Payment of Benefits, Policy

Benefit payments to participants are recorded upon distribution. Amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid were immaterial at October 31, 2025 and 2024.

Loans to Participants, Policy	Loans to participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent loans are recorded as distributions based on the terms of the Plan document.
Administrative Expenses, Policy

Administrative expenses of $2.00 per participant are deducted from participant accounts each calendar quarter. Participants also pay administrative costs for loans and qualified domestic relation orders. The Company pays the remaining expenses.

Excess Contributions Payable, Policy	The Plan is required to return contributions received during the Plan year in excess of the IRC limits.
Master Trust, Policy	The investment in the Master Trust represents the Plan’s proportionate share of the net assets of the Master Trust which have been accumulated through participant and Company contributions and investment activity of the Master Trust less benefit payments and certain administrative expenses. Use of the Master Trust permits the commingling of the Plan’s assets with the assets of the John Deere Savings and Investment Plan for investment and administrative purposes. Although assets of both plans are commingled in the Master Trust, Fidelity, as trustee, maintains supporting records for the purpose of allocating the net assets and net gain or loss of the investment accounts to each of the participating plans. The net earnings or loss of the accounts for each day are allocated by Fidelity to each participating plan investment fund based on the relationship of the interest of each plan to the total of the interests of both participating plans.